Organization and principal activities	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and principal activities
1	Organization and principal activities
(a)	Organization and nature of operation

iClick Interactive Asia Group Limited (the “Company”) and its subsidiaries are collectively referred to as the Group. The Company was incorporated under the law of Cayman Islands as a limited company on February 3, 2010. The Group is principally engaged in the provision of online marketing services (“Marketing Solution”). Starting from January 1, 2019, the Group also engages in the provision of software licenses and retail and customer relationship management solutions (“Enterprise Solutions”). The Group’s principal operations and geographic market are in Greater China and have offices in Hong Kong and the People’s Republic of China (“the PRC”). There are also sales teams in Singapore, Taiwan and the United Kingdom.

The accompanying consolidated financial statements include the financial statements of the Company, its principal subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows:

Name	Relationship	% of direct or indirect economic ownership	Date of incorporation	Place of incorporation/ establishment	Principal activities

Tetris Media Limited	Subsidiary	100%	July 2007	Hong Kong	Internet marketing services and solutions
iClick Interactive Asia Limited	Subsidiary	100%	December 2008	Hong Kong	Internet marketing services and solutions

China Search (Asia) Limited	Subsidiary	100%	September 2010	Hong Kong	Internet marketing services and solutions

iClick Interactive (Singapore) Pte. Ltd.	Subsidiary	100%	January 2011	Singapore	Internet marketing services and solutions
iClick Data Technology (Beijing) Limited (previously named iClick Interactive (Beijing) Advertisement Co., Ltd.)	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions

Search Asia Technology (Shenzhen) Co., Ltd.	Subsidiary	100%	January 2011	The PRC	Internet marketing services and solutions

Performance Media Group Limited	Subsidiary	100%	January 2013	Hong Kong	Internet marketing services and solutions
Addoil Broadcasts Limited (“Addoil”)	Subsidiary	100%	June 2017	Hong Kong	Mobile content aggregator, digital advertising and marketing services

Tetris Media (Shanghai) Co., Ltd.	Subsidiary	100%	July 2013	The PRC	Internet marketing services and solutions

OptAim (Beijing) Information Technology Co., Ltd. (“OptAim WFOE”)	Subsidiary	100%	November 2014	The PRC	Internet marketing services and solutions

Anhui Zhiyunzhong Information Technology Co., Ltd. (“OptAim AH”)	Subsidiary	100%	November 2017	The PRC	Internet marketing services and solutions

Beijing OptAim Network Technology Co., Ltd. (“Beijing OptAim”)	VIE	100%	September 2012	The PRC	Internet marketing services and solutions

1	Organization and principal activities (Continued)

(a)	Organization and nature of operation (Continued)

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and consolidated VIEs and the VIE’s subsidiaries (defined in Note 1(b)) as follows: (Continued)

Name	Relationship	% of direct or indirect economic ownership	Date of incorporation	Place of incorporation/ establishment	Principal activities

Zhiyunzhong (Shanghai) Technology Co., Ltd. (“Shanghai OptAim”)	VIE’s subsidiary	100%	September 2014	The PRC	Internet marketing services and solutions

Shanghai Myhayo Technology Co., Ltd. (“Myhayo”) (Note (i))	VIE’s subsidiary	40%	May 2017	The PRC	Mobile content aggregator, digital advertising and marketing services

Anhui Myhayo Technology Co., Ltd. (“Anhui Myhayo”) (Note (i),(ii))	VIE’s subsidiary	36.8%	September 2018	The PRC	Mobile content aggregator, digital advertising and marketing services

Changyi (Shanghai) Information Technology Ltd. (“Changyi”) (Note (i),(ii))	Subsidiary	41.46%	January 2014	The PRC	SaaS products offering

Suzhou Changyi Information Technology Ltd. (“Suzhou Changyi”) (Note (i))	Subsidiary	41.46%	August 2015	The PRC	SaaS products offering

Xi'an Changzhan Information Technology Ltd. (“Xian Changyi”) (Note (i))	Subsidiary	41.46%	August 2019	The PRC	SaaS products offering

Arda Holdings Limited	VIE	100%	May 2010	BVI	Treasury management

Note:

(i)

Although the Company owns less than 50% ownership in these entities, these entities are consolidated as the Company obtains control with its controlling voting right at the level of both shareholders and board of directors pursuant to agreements with other investors of these entities.

(ii)

The Company acquired 40% equity interest of Anhui Myhayo in November 2018 (Note 4(a)). In August 2019, there was a contribution from non-controlling interests of US$2,905 to Anhui Myhayo whereby the Company's equity interest in Anhui Myhayo was diluted to 36.8%. The transaction did not result in a loss of the Company’s control over Anhui Myhayo and was accounted for as a transaction with non-controlling interests.

(iii)

The Company acquired 34.38% equity interest of Changyi, which holds 100% equity interest of Suzhou Changyi and Xian Changyi, in January 2019 (Note 4(b)). In May 2019, the Company has injected a total cash of US$2,217 to Changyi as paid-up capital whereby the Company's equity interest in Changyi increased to 41.46%. The transaction did not change the Company’s control over Changyi and was accounted for as a transaction with non-controlling interests.

1	Organization and principal activities (Continued)
(b)	Consolidated VIE and VIE’s subsidiaries

When the Company acquired OptAim WFOE in July 2015, OptAim WFOE is considered as a foreign invested enterprise and any foreign ownership in advertising business was subject to certain restrictions under the PRC laws and regulations at that time. To comply with the then-effective PRC laws and regulations, certain of the Group’s operations are conducted through Beijing OptAim and its subsidiaries Shanghai OptAim, Shanghai Myhayo and Anhui Myhayo (together, “OptAim VIE”). OptAim WFOE, a wholly-owned subsidiary of the Company, or a wholly foreign owned enterprise (“WFOE”) of the Company, entered into a series of contractual agreements among Beijing OptAim and Beijing OptAim’s legal shareholders.

OptAim VIE

The Company’s relationships with Beijing OptAim and its shareholders are governed by the following contractual arrangements:

•	Cooperative Agreement

Under the cooperative agreement between OptAim WFOE, Beijing OptAim and Shanghai OptAim, OptAim WFOE has the exclusive right to provide to Beijing OptAim and Shanghai OptAim, among others, technical consulting, technical support, business consulting, and appointment and dismissal of employees. OptAim WFOE will collect a fee from Beijing OptAim and Shanghai OptAim to be determined at the sole discretion of OptAim WFOE. The term of this agreement will not expire unless OptAim WFOE provides prior written notice to Beijing OptAim and Shanghai OptAim.

•	Purchase Option Agreement

The parties to the purchase option agreement are OptAim WFOE, Beijing OptAim and each of the shareholders of Beijing OptAim. Under the purchase option agreement, each of the shareholders of Beijing OptAim irrevocably granted OptAim WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of its equity interests in Beijing OptAim. OptAim WFOE or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without OptAim WFOE’s prior written consent, Beijing OptAim’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing OptAim. The agreement will not expire until all shares of Beijing OptAim are transferred to OptAim WFOE or its designated representative(s).

•	Power of Attorney

Pursuant to the irrevocable power of attorney executed by the shareholders of Beijing OptAim, Beijing OptAim appointed OptAim WFOE as its attorney-in-fact to exercise all shareholders’ rights in Beijing OptAim, including, without limitation, the power to vote on all matters of Beijing OptAim requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing OptAim. The power of attorney will remain in force until OptAim WFOE provides prior written notice to Beijing OptAim.

•	Pledge Agreement

Pursuant to the pledge agreement between OptAim WFOE and the shareholders of Beijing OptAim, the shareholders of Beijing OptAim have pledged all of their equity interests in Beijing OptAim to OptAim WFOE to guarantee the performance by Beijing OptAim under the cooperative agreement, purchase option agreement, and powers of attorney. If Beijing OptAim and/or its shareholders breach their contractual obligations under those agreements, OptAim WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Under the pledge agreement, the shareholders of Beijing OptAim are not able to provide any other guarantee by pledging the shares of Beijing OptAim, transfer or sell their pledged shares to other individual, change share capital of Beijing OptAim or transfer or sell the assets out of Beijing OptAim.

1	Organization and principal activities (Continued)

(b)	Consolidated VIE and VIE’s subsidiaries (Continued)

•	Pledge Agreement (Continued)

The shareholders of Beijing OptAim have completed the registration of the equity pledge with the relevant office of the Administration for Industry and Commerce in accordance with the PRC Property Rights Law on June 21, 2017.

Through the aforementioned contractual agreements, OptAim VIE is considered VIE in accordance with Generally Accepted Accounting Principles in the United States (“US GAAP”) because the Company, through OptAim WFOE, has the ability to:

•	exercise effective control over OptAim VIE whereby having the power to direct OptAim VIE’s activities that most significantly drive the economic results of OptAim VIE;
•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the OptAim VIE as if it was their sole shareholder; and
•	have an exclusive option to purchase all of the equity interests in OptAim VIE.

Management evaluated the relationships among the Company, OptAim WFOE and OptAim VIE, and concluded that OptAim WFOE is the primary beneficiary of OptAim VIE. As a result, OptAim VIE’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements.

As of December 31, 2018 and 2019, the total assets of OptAim VIE were US$5,706 and US$9,733, respectively, mainly comprising cash and cash equivalents, accounts receivable, property and equipment, intangible assets, right-of-use assets and other assets. As of December 31, 2018 and 2019, the total liabilities of the OptAim VIE were US$3,359 and US$2,993 respectively, mainly comprising deferred revenue, accrued liabilities and other current liabilities.

In accordance with the aforementioned agreements, the Company has the power to direct activities of the OptAim VIE, and can have assets transferred out of OptAim VIE. Therefore the Company considers that there is no asset in OptAim VIE that can be used only to settle obligations of the OptAim VIE, except for registered capital and PRC statutory reserves of OptAim VIE amounting to US$2,081 and US$2,081, respectively, as of December 31, 2018 and 2019, respectively. As Beijing OptAim and its subsidiaries were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the OptAim VIE. Currently there is no contractual arrangement that could require the Company to provide additional financial support to OptAim VIE.

As the Company is conducting its PRC online marketing services business through OptAim VIE, the Company will, if needed, provide such support on a discretion basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

The Company believes that the contractual arrangements among its shareholders and OptAim WFOE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of OptAim VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the OptAim VIE also depends on the power of attorney and the effect of the share pledge under the Pledge Agreement and OptAim WFOE has to vote on all matters requiring shareholder approval in OptAim VIE. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

1	Organization and principal activities (Continued)

(c)	Initial Public Offering

The Company completed its initial public offering (“IPO”) on December 22, 2017 on the NASDAQ Global Market and the underwriters subsequently exercised their over-allotment option on December 27, 2017. The Company issued and sold a total of 4,312,500 American Depositary Shares (“ADSs”) pursuant to these transactions. Each ADS represents 0.5 common share. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to US$28,405. Upon the completion of the IPO, all of the Company’s outstanding preferred shares were converted into common shares immediately as of the same date.